Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 2,126	$ 2,997
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (credit) for loan losses	(100)	(1,125)
Depreciation expense	782	766
Net amortization of investment securities	449	533
Net realized gains on investment securities available for sale	(71)	(12)
Net gains on loans held for sale	(627)	(527)
Amortization of deferred loan fees	(159)	(86)
Origination of mortgage loans held for sale	(33,789)	(39,517)
Sales of mortgage loans held for sale	38,367	41,145
Decrease (increase) in accrued interest income receivable	(282)	57
Decrease in accrued interest payable	(526)	(492)
Earnings on bank owned life insurance	(589)	(427)
Deferred income taxes	831	1,247
Stock based compensation expense	37	9
Decrease in prepaid Federal Deposit Insurance	1,444	200
Other, net	683	(621)
Net cash provided by operating activities	8,763	4,147
INVESTING ACTIVITIES
Purchases of investment securities - available for sale	(30,907)	(27,237)
Purchases of investment securities - held to maturity	(6,432)	(3,583)
Proceeds from sales of investment securities - available for sale	1,218	4,221
Proceeds from maturities of investment securities - available for sale	27,547	28,730
Proceeds from maturities of investment securities - held to maturity	1,496	964
Purchases of regulatory stock	(2,316)
Proceeds from redemption of regulatory stock	1,629	574
Long-term loans originated	(96,463)	(124,086)
Principal collected on long-term loans	77,971	103,653
Loans purchased or participated	(8,000)	(10,000)
Loans sold or participated	1,000	8,500
Proceeds from sale of other real estate owned	173	24
Proceeds from life insurance policy	356
Purchases of premises and equipment	(1,826)	(977)
Net cash used in investing activities	(34,554)	(19,217)
FINANCING ACTIVITIES
Net increase in deposit balances	4,459	37,613
Net increase (decrease) in other short-term borrowings	18,632	(15,765)
Principal borrowings on advances from Federal Home Loan Bank	9,000
Principal repayments on advances from Federal Home Loan Bank	(6,000)	(3,000)
Purchases of treasury stock	(1,171)	(4,061)
Common stock dividends	(190)
Preferred stock dividends	(104)	(525)
Net cash provided by financing activities	24,626	14,262
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,165)	(808)
CASH AND CASH EQUIVALENTS AT JANUARY 1	26,820	34,783
CASH AND CASH EQUIVALENTS AT JUNE 30	$ 25,655	$ 33,975